Project debt, Details of project debt (Details) $ in Thousands, € in Millions		3 Months Ended
	Feb. 24, 2023	Mar. 31, 2024 USD ($) Agreement	Dec. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements		$ 185,000	$ 177,000
Non-current		3,876,671	3,931,873
Current		424,457	387,387
Total Project debt		$ 4,301,128	$ 4,319,260
Maturity date	February 24, 2028
Green Senior Notes [Member]
Project debt [Abstract]
Number of loan agreements | Agreement		2
Project debt financed amount | €				€ 198.0
Maturity date		June 2037